UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-06400

The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

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101 Federal Street
Boston, Massachusetts 02110
 (Address of principal executive offices)

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Michael Beattie, President
The Advisors’ Inner Circle Fund
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-446-3863
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2018 to June 30, 2019

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Item 1. Proxy Voting Record.

Harvest Asian Bond Fund
A series of The Advisors’ Inner Circle Fund

Harvest Asian Bond Fund

Proposal	Proposed by issuer or security holder	Whether vote was “for” or “against” management

XTRACKERS II SICAV - XTRACKERS II HARVEST CHINA GO
Security ID: L2297F606 Ticker: LU1094612022
Meeting Date: 08-Apr-19
1	Approve Financial Statements and Statutory Reports	Take No Action	Abstain
2	Approve Allocation of Income and Dividends	Take No Action	Abstain
3	Approve Discharge of Directors	Take No Action	Abstain
4	Re-elect Manooj Mistry, Alex Mckenna, Petra Hansen, Freddy Brausch and Philippe Ah-sun As Directors	Take No Action	Abstain
5	Approve Remuneration of Directors	Take No Action	Abstain
6	Renew Appointment of Ernst and Young As Auditor	Take No Action	Abstain
7	Transact Other Business	Take No Action	Abstain

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Advisors’ Inner Circle Fund

By:   /s/ Michael Beattie
Michael Beattie
President
Date: August 30, 2019